CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Q1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues
License fees	$ 14,539	$ 14,539	$ 58,959	$ 48,688
Royalty income	0	0	62,966	30,016
Product sales, net	280,109	87,441	741,932	291,864
Total Revenues	294,648	101,980	863,857	370,568
Costs and Expenses
Cost of goods sold	101,530	41,042	511,943	222,122
Research and development	204,159	187,595	770,542	788,242
Selling, general and administrative	446,157	469,073	1,773,540	1,288,050
Amortization of intangible assets	117,161	117,161	475,148	475,148
Depreciation	58,309	60,554	237,388	244,704
Total Costs and Expenses	927,316	875,425	3,768,561	3,018,266
Operating (Loss)	(632,668)	(773,445)	(2,904,704)	(2,647,698)
Other Income (Expense)
Interest and miscellaneous income	142	4,541	5,386	69,686
Interest expense	(12,969)	35,691	(50,574)	(506,529)
Equity in earnings (loss) of unconsolidated subsidiary	0	0	0	0
Foreign currency transaction (loss)	(92,778)	0	(53,867)	0
Loss on early extinguishment of convertible note	0	(135,078)	(135,078)	0
(Loss) Before Income Taxes	(738,273)	(868,291)	(1,938,837)	(3,080,914)
Income taxes	0	0	0	0
Net (Loss)	(738,273)	(868,291)	(1,938,837)	(3,080,914)
Less preferred stock dividends	0	0	0	(30,236)
Net (Loss) Allocable to Common Stockholders	$ (738,273)	$ (868,291)	$ (1,938,837)	$ (3,111,150)
Basic and diluted net (loss) per common share (in dollars per share)	$ (0.03)	$ (0.04)	$ (0.08)	$ (0.21)
Weighted average number of common shares outstanding (in shares)	24,458,018	21,416,265	23,639,427	14,772,578